SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

In April 2023, the Company entered into Security Purchase Agreements (“SPA’s) with select accredited investors in connection with a private offering by the Company to raise a maximum of $300,000 through the sale of shares of common stock at $0.25 per share. The Company has raised an aggregate amount of $100,000 as of the date of these consolidated financial statements.

NOTE 9 – SUBSEQUENT EVENTS

In April 2023, the Company entered into Security Purchase Agreements (“SPA’s) with select accredited investors in connection with a private offering by the Company to raise a maximum of $300,000 through the sale of shares of common stock at $0.25 per share. The Company has raised an aggregate amount of $100,000 as of the date of these consolidated financial statements.